Class K [Member] Expense Example - Class K - BlackRock Core Bond Portfolio - Class K Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	$ 538